Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Monetiva Inc.
Entity Central Index Key	0001681309
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Monetiva Inc. is filing this Registration Statement on Form S-1/A (the "Registration Statement") to register the resales of up to 7,274,598 shares of our common stock, par value $0.0001 per share, pursuant to the Securities Act of 1933, as amended (the "Securities Act"). Unless otherwise mentioned or unless the context requires otherwise, when used in this Registration Statement, the terms "Monetiva," "Company," "we," "us," and "our" refer to Monetiva Inc., a Delaware corporation. Once this Registration Statement is deemed effective, we will be subject to the requirements of Section 13(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), which will require us to file Annual Reports on Form 10-K, Quarterly Reports on Form 10-Q, and Current Reports on Form 8-K, and we will be required to comply with all other obligations of the Exchange Act applicable to issuers filing registration statements.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true